Property, equipment and software, net	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Property, equipment and software, net

8.Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Building	92,747	—
Computer and electronic equipment	11,675	5,224
Software	7,990	7,149
Office furniture and equipment	581	942
Leasehold improvement	1,458
Total	114,451	13,315
Less: Accumulated depreciation and amortization	(24,656)	(9,403)
Less: Impairment loss	—	(3,912)
Property, equipment and software, net	89,795	—

Depreciation and amortization expenses for the years ended December 31, 2021, 2022 and 2023 was RMB8,830, RMB5,564 and RMB1,892, respectively. Impairment loss for the years ended December 31, 2021, 2022 and 2023 was nil, nil and RMB3,912.